Notes Receivable (Details)	1 Months Ended				12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Jul. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2023 USD ($)	Nov. 22, 2023 shares	May 16, 2023
Notes Receivable (Details) [Line Items]
Issued of shares (in Shares) | shares						180,000,000
Notes receivable	$ 100,000	¥ 1,650,000	$ 120,000	$ 100,000	$ 153,000,000
Interest					50,301
Fair value					153,000,000
Repayment debt of related party					$ 840,000
Alpha Mind [Member]
Notes Receivable (Details) [Line Items]
Equity ownership percentage					85.00%		85.00%